FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2009

                  Date of reporting period: September 30, 2009





Item 1. Schedule of Investments.


         NARRAGANSETT INSURED TAX-FREE INCOME FUND
                  SCHEDULE OF INVESTMENTS
                    September 30, 2009
                        (unaudited)
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---------------------------------------------------------------------------------------------------------------
 Principal
   Amount      General Obligation Bonds (40.2%)                             Ratings Moody's/           Value(a)
                                                                              S&P/ Fitch
------------ --------------------------------------------------------------------------------------------------

              Bristol, Rhode Island
$ 2,200,000  4.000%, 02/15/26 Assured Guaranty Insured                        Aa2/AAA/NR         $   2,345,002
  2,500,000  4.375%, 02/15/29 Assured Guaranty Insured                        Aa2/AAA/NR             2,685,625

             Coventry, Rhode Island
    550,000  5.000%, 11/01/16 AMBAC Insured                                    A1/NR/NR                584,309
    550,000  5.000%, 11/01/17 AMBAC Insured                                    A1/NR/NR                582,582

              Cranston, Rhode Island
  1,000,000  4.250%, 04/01/18 NPFG Insured                                    Baa1/A/BBB+            1,056,880
  1,000,000  4.250%, 04/01/19 NPFG Insured                                    Baa1/A/BBB+            1,048,530
  1,000,000  4.300%, 04/01/20 NPFG Insured                                    Baa1/A/BBB+            1,046,080
    250,000  5.000%, 02/15/22 FSA Insured                                     Aa3/AAA/AA+              262,453
  1,000,000  4.500%, 04/01/23 NPFG Insured                                    Baa1/A/BBB+            1,055,810
    250,000  5.000%, 02/15/24 FSA Insured                                     Aa3/AAA/AA+              260,410
  2,455,000  4.625%, 07/01/25 FSA Insured                                     Aa3/AAA/AA+            2,567,095
  1,500,000  4.500%, 04/01/26 NPFG Insured                                    Baa1/A/BBB+            1,549,410

              Cumberland, Rhode Island
    250,000  4.000%, 02/01/14 NPFG FGIC Insured                                 A3/A/NR                266,488
    250,000  4.000%, 02/01/15 NPFG FGIC Insured                                 A3/A/NR                263,513
    250,000  4.000%, 02/01/16 NPFG FGIC Insured                                 A3/A/NR                262,040
    250,000  4.100%, 02/01/17 NPFG FGIC Insured                                 A3/A/NR                262,425
  1,000,000  4.250%, 08/01/17 FSA Insured                                     Aa3/AAA/AA+            1,130,430
    250,000  4.150%, 02/01/18 NPFG FGIC Insured                                 A3/A/NR                262,005
    600,000  4.250%, 08/01/18 FSA Insured                                     Aa3/AAA/AA+              678,588
  1,255,000  5.000%, 10/01/18 NPFG Insured                                      A3/A/NR              1,303,845
  1,040,000  5.200%, 10/01/21 NPFG Insured                                      A3/A/NR              1,081,808

             Lincoln, Rhode Island
  1,000,000  4.500%, 08/01/24 NPFG Insured                                    Aa3/NR/AA-             1,088,660
  1,275,000  4.500%, 08/01/25 NPFG Insured                                    Aa3/NR/AA-             1,379,066
  2,000,000  4.500%, 08/01/26 NPFG Insured                                    Aa3/NR/AA-             2,154,320

             New Shoreham, Rhode Island
    245,000  4.000%, 11/15/15 AMBAC Insured                                    NR/AA/NR                257,431
    255,000  4.250%, 11/15/16 AMBAC Insured                                    NR/AA/NR                268,428
    270,000  4.250%, 11/15/17 AMBAC Insured                                    NR/AA/NR                283,805
    910,000  4.800%, 04/15/18 AMBAC Insured                                    NR/AA/NR                957,984
    285,000  4.500%, 11/15/18 AMBAC Insured                                    NR/AA/NR                300,815
  1,105,000  5.000%, 04/15/22 AMBAC Insured                                    NR/AA/NR              1,168,073

              Newport, Rhode Island
  1,000,000  4.500%, 11/01/15 AMBAC Insured                                    Aa3/NR/NR             1,053,580
  1,000,000  4.750%, 11/01/18 AMBAC Insured                                    Aa3/NR/NR             1,057,150
    800,000  5.000%, 11/01/20 AMBAC Insured                                    Aa3/NR/NR               854,792

              North Kingstown, Rhode Island
    500,000  3.750%, 10/01/12NPFG FGIC Insured                                 Aa3/AA/NR               536,405

              North Providence, Rhode Island
    500,000  4.700%, 09/15/14 FSA Insured                                     Aa3/AAA/AA+              525,910
    500,000  3.650%, 10/15/14 FSA Insured                                     Aa3/AAA/AA+              532,370
    500,000  3.750%, 10/15/15 FSA Insured                                     Aa3/AAA/AA+              525,570
    250,000  4.000%, 10/15/17 FSA Insured                                     Aa3/AAA/AA+              261,740

              Pawtucket, Rhode Island
    250,000  4.400%, 09/15/10 AMBAC Insured                                    A3/NR/NR                256,485
    910,000  4.000%, 04/15/14 AMBAC Insured                                   A3/NR/BBB+               951,196
  1,950,000  4.500%, 07/15/26 Assured Guaranty Insured                        Aa2/AAA/AA             2,091,824
  1,500,000  4.750%, 07/15/29 Assured Guaranty Insured                        Aa2/AAA/AA             1,614,120

              Providence, Rhode Island
    700,000  5.500%, 01/15/11 FSA Insured                                     Aa3/AAA/AA+              700,154
    500,000  5.000%, 07/15/14 FSA Insured                                     Aa3/AAA/AA+              575,895
  1,000,000  5.000%, 01/15/16 FGIC Insured (pre-refunded)                       A3/A/A               1,065,300
  1,000,000  5.000%, 01/15/17 FGIC Insured (pre-refunded)                       A3/A/A               1,065,300
  1,000,000  5.000%, 01/15/18 FGIC Insured (pre-refunded)                       A3/A/A               1,065,300

              State of Rhode Island
  4,000,000  5.000%, 08/01/14 Series A NPFG FGIC Insured                      Aa3/AA/AA-             4,234,280
  2,000,000  5.000%, 08/01/12 Series B NPFG Insured                           Aa3/AA/AA-             2,208,480
  1,000,000  5.000%, 06/01/14 Series B NPFG FGIC Insured                      Aa3/AA/AA-             1,053,290
  2,000,000  5.000%, 08/01/15 Series B NPFG FGIC Insured                      Aa3/AA/AA-             2,105,320
  1,000,000  5.250%, 11/01/11 Series C NPFG Insured                           Aa3/AA/AA-             1,087,590
  3,000,000  5.000%, 09/01/18 Series C NPFG Insured                           Aa3/AA/AA-             3,191,040
  2,000,000  5.000%, 09/01/19 Series C NPFG Insured                           Aa3/AA/AA-             2,130,460
  1,500,000  5.000%, 09/01/20 Series C NPFG Insured                           Aa3/AA/AA-             1,597,560
  2,000,000  4.500%, 02/01/17 NPFG Insured                                    Aa3/AA/AA-             2,139,960
  2,000,000  5.250%, 11/01/17 FGIC Insured (pre-refunded)                     Aa3/AA/AA-             2,254,580

               Warwick, Rhode Island
    250,000  4.000%, 07/15/11 AMBAC Insured                                    A1/AA-/NR               263,955
    250,000  4.125%, 07/15/13 AMBAC Insured                                    A1/AA-/NR               266,798
    665,000  4.250%, 07/15/14 AMBAC Insured                                    A1/AA-/NR               705,957
    700,000  4.375%, 07/15/15 AMBAC Insured                                    A1/AA-/NR               740,012
  1,000,000  4.000%, 08/01/16 FSA Insured  Series 2008                        Aa3/AAA/AA+            1,115,440
    770,000  4.600%, 07/15/17 AMBAC Insured                                    A1/AA-/NR               809,085
  1,015,000  4.000%, 08/01/17 FSA Insured  Series 2008                        Aa3/AAA/AA+            1,129,401
    905,000  4.250%, 01/15/18 Syncora Guarantee Inc. Insured                   A1/AA-/NR               976,785
    810,000  4.700%, 07/15/18 AMBAC Insured                                    A1/AA-/NR               853,934
  1,000,000  5.000%, 01/15/19 NPFG FGIC Insured                                A1/AA-/NR             1,049,600
    855,000  4.750%, 07/15/19 AMBAC Insured                                    A1/AA-/NR               894,792
    500,000  5.000%, 01/15/20 NPFG FGIC Insured                                A1/AA-/NR               524,470

              West Warwick, Rhode Island
    500,000  4.875%, 03/01/16 AMBAC Insured                                   Baa1/NR/BBB              533,345
    670,000  5.000%, 03/01/17 AMBAC Insured                                   Baa1/NR/BBB              713,061
    700,000  5.050%, 03/01/18 AMBAC Insured                                   Baa1/NR/BBB              743,092
    735,000  5.100%, 03/01/19 AMBAC Insured                                   Baa1/NR/BBB              778,975
  1,900,000  4.625%, 04/01/26 Assured Guaranty Insured                         Aa2/NR/AA             2,045,863
  1,400,000  4.750%, 04/01/29 Assured Guaranty Insured                         Aa2/NR/AA             1,498,210

             Westerly, Rhode Island
    900,000  4.000%, 07/01/17 NPFG Insured                                    Aa3/AA-/NR               973,350
    900,000  4.000%, 07/01/18 NPFG Insured                                    Aa3/AA-/NR               961,884

             Woonsocket, Rhode Island
    655,000  4.450%, 12/15/12 NPFG FGIC Insured                               Baa1/NR/A-               664,674
    685,000  4.550%, 12/15/13 NPFG FGIC Insured                               Baa1/NR/A-               694,912

                                                                                               ---------------
                 Total General Obligation Bonds                                                     84,087,156
                                                                                               ---------------

              Revenue Bonds (56.5%)
             ----------------------------------------------------------------

              Development Revenue Bonds (11.0%)
             ----------------------------------------------------------------

             Providence, Rhode Island Redevelopment Agency
             Revenue Refunding Public Safety
             Building Project
  2,000,000  4.750%, 04/01/22 AMBAC Insured Series A                           Baa2/A/NR             2,014,400

             Rhode Island Convention Center Authority
             Revenue Refunding
  1,350,000  5.000%, 05/15/10 NPFG Insured Series 1993 B                       Baa1/A/NR             1,363,730
  2,000,000  5.000%, 05/15/21 FSA Insured                                     Aa3/AAA/AA+            2,099,540
  1,500,000  5.500%, 05/15/27 Assured Guaranty Insured Series A               Aa2/AAA/AA             1,613,490

             Rhode Island State Economic Development Corp.,
               Airport Revenue
    540,000  4.625%, 07/01/26 Assured Guaranty Insured Series B               Aa2/AAA/AA               557,410
  1,670,000  5.000%, 07/01/13 NPFG Insured Series C                             A2/A/A               1,813,720
  1,000,000  5.000%, 07/01/18 Assured Guaranty Insured Series C               Aa2/AAA/AA             1,118,430
  1,500,000  5.000%, 07/01/22 NPFG Insured Series C                             A2/A/A               1,579,290

             Rhode Island State Economic Development Corp., Motor
             Fuel Tax Revenue (Rhode Island
             Department of Transportation)
  1,000,000  4.000%, 06/15/15 Series A AMBAC Insured                            A2/A+/A              1,041,450
    500,000  3.750%, 06/15/13 Series 2003A AMBAC Insured                        A2/A+/A                526,070
  2,385,000  4.700%, 06/15/23 Series 2003A AMBAC Insured                        A2/A+/A              2,437,565
  1,000,000  4.000%, 06/15/18 Series 2006A AMBAC Insured                        A2/A+/A              1,027,160

              Rhode Island State Economic Development Corp.,
              (Rhode Island Airport Corp.
             Intermodal Facility Project)
  1,000,000  4.250%, 07/01/17 CIFG Assurance North America,
             Inc. Insured                                                    Baa1/BBB+/NR            1,005,190

              Rhode Island Economic Development Corp.
              (Rhode Island Department of
             Transportation)
  1,500,000  5.250%, 06/15/21 Assured Guaranty Insured                        Aa2/AAA/AA             1,712,820

              Rhode Island State Economic Development Corp.,
              University of Rhode Island
    750,000  4.800%, 11/01/11 Series 1999 FSA Insured                         Aa3/NR/AA+               759,458
    750,000  4.900%, 11/01/12 Series 1999 FSA Insured                         Aa3/NR/AA+               759,338
    750,000  4.900%, 11/01/13 Series 1999 FSA Insured                         Aa3/NR/AA+               759,225
    750,000  5.000%, 11/01/14 Series 1999 FSA Insured                         Aa3/NR/AA+               759,188

                                                                                               ---------------
              Total Development Revenue Bonds                                                       22,947,474
                                                                                               ---------------

              Higher Education Revenue Bonds (32.3%)
             ----------------------------------------------------------------

              Providence, Rhode Island Public Building
              Authority, School Projects
    500,000  5.500%, 12/15/14 Series 1996 B NPFG Insured                       Baa1/A/NR               500,075
    500,000  5.500%, 12/15/15 Series 1996 B NPFG Insured                       Baa1/A/NR               500,080
  1,000,000  5.250%, 12/15/14 Series 1998 A FSA Insured                       Aa3/AAA/AA+            1,017,240
    685,000  5.000%, 12/15/18 Series 1998 A FSA Insured                       Aa3/AAA/AA+              694,357
    500,000  5.125%, 12/15/14 Series 1999 A AMBAC Insured                      Baa1/A/NR               511,130
    250,000  5.250%, 12/15/15 Series 1999 A AMBAC Insured                      Baa1/A/NR               255,498
  1,500,000  5.250%, 12/15/17  Series 1999 A AMBAC Insured                     Baa1/A/NR             1,525,665
  1,000,000  5.250%, 12/15/19  Series 1999 A AMBAC Insured                     Baa1/A/NR             1,007,540
  1,395,000  4.000%, 12/15/12 Series 2003 A NPFG Insured                       Baa1/A/NR             1,439,724
  1,450,000  4.000%, 12/15/13 Series 2003 A NPFG Insured                       Baa1/A/NR             1,486,236
  1,505,000  4.000%, 12/15/14 Series 2003 A NPFG Insured                       Baa1/A/NR             1,529,772
  1,570,000  4.000%, 12/15/15 Series 2003 A NPFG Insured                       Baa1/A/NR             1,583,533
  1,630,000  4.000%, 12/15/16 Series 2003 A NPFG Insured                       Baa1/A/NR             1,632,347
    150,000  5.500%, 12/15/13NPFG Insured 2006 Series B                        Baa1/A/NR               150,018

              Rhode Island Economic Development Corp.
              Rhode Island Department of Transportation
    395,000  5.000%, 06/15/10 NPFG FGIC Insured Series 2006 A                 Aa3/A+/AA-               406,518

              Rhode Island Health & Education Building
              Corp., Brown University
  2,000,000  5.250%, 09/01/17 Series 1993 NPFG Insured                        Aa1/AA+/NR             2,108,960

              Rhode Island Health & Education Building Corp.
              Bryant College
                                                                                                             -
  1,000,000   5.125%, 06/01/19 AMBAC Insured                                    A2/A/NR              1,047,550
    230,000   5.000%, 12/01/21 AMBAC Insured                                    A2/A/NR                238,158

              Rhode Island Health & Education Building Corp.,
              Higher Educational Facilities
  1,010,000   3.625%, 09/15/14 Series 2003 B NPFG Insured                      Baa1/A/NR             1,042,805
  1,050,000   4.000%, 09/15/15 Series 2003 B NPFG Insured                      Baa1/A/NR             1,088,777
  1,040,000   4.000%, 09/15/16 Series 2003 B NPFG Insured                      Baa1/A/NR             1,068,642
    600,000   3.625%, 09/15/14 Series 2003 C NPFG Insured                      Baa1/A/NR               619,488
    500,000   4.000%, 09/15/15 Series 2003 C NPFG Insured                      Baa1/A/NR               518,465
    500,000   4.000%, 09/15/16 Series 2003 C NPFG Insured                      Baa1/A/NR               513,770
  1,500,000   4.250%, 05/15/21 Series A FSA Insured                           Aa3/NR/AA+             1,548,015
  1,500,000   4.375%, 05/15/22 Series A FSA Insured                           Aa3/NR/AA+             1,557,195

              Rhode Island Health & Education Building Corp.,
              Johnson & Wales University
    465,000  5.500%, 04/01/15 Series 1999 A NPFG Insured                       Baa1/A/NR               494,825
    900,000  5.500%, 04/01/16 Series 1999 A NPFG Insured                       Baa1/A/NR               953,793
    785,000  5.500%, 04/01/17 Series 1999 A NPFG Insured                       Baa1/A/NR               832,901
  1,360,000  4.000%, 04/01/12 Series 2003 Syncora Guarantee Inc. Insured       NR/NR/NR*             1,375,096
  3,210,000  4.000%, 04/01/13 Series 2003 Syncora Guarantee Inc. Insured       NR/NR/NR*             3,232,855
    500,000  5.250%, 04/01/14 Series 2003 Syncora Guarantee Inc. Insured       NR/NR/NR*               521,320
  2,000,000  4.000%, 04/01/14 Series 2003 Syncora Guarantee Inc. Insured       NR/NR/NR*             1,997,540
  1,300,000  5.000%, 04/01/29 NPFG Insured                                     Baa1/A/NR             1,240,798

              Rhode Island Health & Educational Building Corp.,
              Higher Education Facility, Rhode
             Island School of Design
    250,000  4.400%, 06/01/15 NPFG Insured                                      A1/A/NR                262,113
    585,000  4.600%, 06/01/17 NPFG Insured                                      A1/A/NR                611,512
    505,000  4.700%, 06/01/18 Series 2001 NPFG Insured                          A1/A/NR                527,271
    280,000  4.750%, 06/01/19 Series 2001 NPFG Insured                          A1/A/NR                291,827
  1,310,000  5.625%, 08/15/22 Syncora Guarantee Inc. Insured Series D          A1/NR/NR              1,387,107
    900,000  5.000%, 08/15/23 Syncora Guarantee Inc. Insured Series D          A1/NR/NR                929,718

              Rhode Island Health & Educational Building Corp.,
              Higher Education Facility, Roger
             Williams University
    500,000  5.000%, 11/15/24 AMBAC Insured                                    NR/NR/NR*               502,925

              Rhode Island Health & Education Building Corp.,
               Lifespan Obligation
  2,500,000  5.000%, 05/15/20 FSA Insured Series A                            Aa3/AAA/AA+            2,663,300
  1,900,000  5.250%, 05/15/26 NPFG Insured                                      A3/A/NR              1,899,943

              Rhode Island Health & Education Building Corp.,
              Public School Financing
  1,000,000  5.000%, 05/15/17 Series 2006 A FSA Insured                       Aa3/AAA/AA+            1,131,260
    500,000  5.000%, 05/15/20 Series 2007 A FSA Insured                       Aa3/NR/AA+               543,795
  1,000,000  4.250%, 05/15/21 Series 2007 B FSA Insured                       Aa3/AAA/AA+            1,028,800
    500,000  5.000%, 05/15/17 FSA Insured 2008 Series A                       Aa3/NR/AA+               557,850
  2,000,000  4.750%, 05/15/29 FSA Insured Series A                            Aa3/NR/AA+             2,069,940

              Rhode Island Health & Education Building Corp.,
              Roger Williams University
    500,000  5.125%, 11/15/11 AMBAC Insured                                    NR/NR/NR*               506,975
  1,000,000  5.125%, 11/15/14 Series 1996 S AMBAC Insured                      NR/NR/NR*             1,013,720
  1,000,000  5.000%, 11/15/18 Series 1996 S AMBAC Insured                      NR/NR/NR*             1,011,250

              Rhode Island Health & Educational Building Corp.,
              University of Rhode Island
    300,000  5.200%, 09/15/16 Series 2000 B AMBAC Insured (pre-refunded)       NR/A+/NR                315,813
    800,000  5.000%, 09/15/23 Series 2003 C Refunding NPFG Insured             Baa1/A/NR               829,792
  1,200,000  4.000%, 09/15/11 Series 2005 G AMBAC Insured                      A1/A+/NR              1,267,476
  1,200,000  4.125%, 09/15/12 Series 2005 G AMBAC Insured                      A1/A+/NR              1,294,716
  1,200,000  4.125%, 09/15/13 Series 2005 G AMBAC Insured                      A1/A+/NR              1,310,076
  1,000,000  4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured            A1/A+/NR              1,020,890

              Rhode Island Health & Education Facilities
              Authority, Providence College
  1,000,000  4.250%, 11/01/14 Syncora Guarantee Inc. Insured                   A2/NR/NR              1,046,780
  2,500,000  4.375%, 11/01/15 Syncora Guarantee Inc. Insured                   A2/NR/NR              2,604,475
  2,500,000  4.500%, 11/01/16 Syncora Guarantee Inc. Insured                   A2/NR/NR              2,594,050
  1,000,000  4.500%, 11/01/17 Syncora Guarantee Inc. Insured                   A2/NR/NR              1,029,200
  1,000,000  5.000%, 11/01/24 Syncora Guarantee Inc. Insured
                               Series 2003 A                                   A2/NR/NR              1,026,240

                                                                                               ---------------
              Total Higher Education Revenue Bonds                                                  67,519,500
                                                                                               ---------------

              Housing Revenue Bonds (0.5%)
             ----------------------------------------------------------------

              Rhode Island Housing & Mortgage Finance Corp.
              Homeowner Opportunity
  1,000,000  3.750%, 10/01/13 Series 50-A NPFG Insured                         A2/AA+/NR             1,052,620
                                                                                               ---------------

              Lease Revenue Bonds (1.4%)
             ----------------------------------------------------------------

              Rhode Island Certificates of Participation
              (Central Power Plant)
  1,000,000  4.000%, 10/01/20 Series D FSA Insured                            Aa3/AAA/AA+            1,053,110

             Rhode Island Certificates of Participation (Kent County
              Court House Project)
    250,000  5.000%, 10/01/22NPFG Insured Series 2004 A                        A1/AA-/A+               258,690

              Rhode Island Certificates of Participation
              (School for the Deaf Project)
  1,000,000  5.500%, 04/01/27 Series C 2009 AGC Insured                       Aa2/AAA/AA             1,071,750
    500,000  5.625%, 04/01/29 Series C 2009 AGC Insured                       Aa2/AAA/AA               535,470

                                                                                               ---------------

                                                                                                     2,919,020
                                                                                               ---------------

              Pollution Control Revenue Bonds (3.3%)
             ----------------------------------------------------------------

              Rhode Island Clean Water Finance Agency, Water Pollution
              Control Bonds
  1,800,000   5.000%, 10/01/18 Series 2002 B NPFG Insured                      Aaa/AA/NR             1,938,510
  4,765,000   4.375%, 10/01/21 Series 2002 B NPFG Insured                      Aaa/AA/NR             4,952,360

                                                                                               ---------------

              Total Pollution Control Revenue Bonds                                                  6,890,870
                                                                                               ---------------

              Water and Sewer Revenue Bonds (6.6%)
             ----------------------------------------------------------------

              Bristol County, Rhode Island Water Authority
    750,000  5.250%, 07/01/17 Series 1997 A NPFG Insured                       Baa1/A/NR               750,450
  1,000,000  3.500%, 12/01/13 Series 2004 Refunding A NPFG Insured             Baa1/A/NR             1,040,820
  1,000,000  3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured             Baa1/A/NR             1,034,820

              Kent County, Rhode Island Water Authority
    500,000  4.000%, 07/15/12 Series 2002 A NPFG Insured                       Baa1/A/NR               538,700
  1,055,000  4.150%, 07/15/14 Series 2002 A NPFG Insured                       Baa1/A/NR             1,112,445

             Narragansett, Rhode Island Bay Commission Water Authority
    365,000  5.000%, 08/01/27 NPFG Insured Series A                           Baa1/AA-/NR              383,579

              Rhode Island Clean Water Protection Finance Agency
    500,000  4.600%, 10/01/13 Series A AMBAC Insured                          Aaa/BBB/NR               500,660
    500,000  4.750%, 10/01/14 Series A AMBAC Insured                          Aaa/BBB/NR               500,685
  2,000,000  4.750%, 10/01/18 Series A AMBAC Insured                          Aaa/BBB/NR             2,001,820
  1,250,000  5.400%, 10/01/15 1993 Series A NPFG Insured                       Aaa/A/NR              1,396,350
    500,000  4.500%, 10/01/11 1993 Series B AMBAC Insured                     Aa1/BBB/NR               500,780
    500,000  4.750%, 10/01/20 1999 Series A AMBAC Insured                     Aaa/BBB/NR               500,375
  1,000,000  5.125%, 10/01/11 1999 Series C NPFG Insured                       Aaa/AA/NR             1,001,990

              Rhode Island Water Resources Board Public
              Drinking Water Protection
  1,500,000  4.000%, 03/01/14 Series 2002 NPFG Insured                         Baa1/A/NR             1,569,375
    595,000  4.250%, 03/01/15 Series 2002 NPFG Insured                        Baa1/AA-/NR              618,865
    405,000  4.250%, 03/01/15 Series 2002 NPFG Insured (pre-refunded)          NR/AA-/NR               436,910

                                                                                               ---------------
              Total Water and Sewer Revenue Bonds                                                   13,888,624
                                                                                               ---------------

              Other Revenue Bonds (1.4%)
             ----------------------------------------------------------------

             Rhode Island Refunding Bond Authority State Public Projects
    500,000  5.250%, 02/01/10 AMBAC Insured Series 1998 A                      A1/AA-/NR               501,510

              State of Rhode Island Depositors Economic Protection Corp.
    500,000  6.000%, 08/01/17 Series 1992 B NPFG Insured ETM                    NR/A/NR                557,640
  1,045,000  5.250%, 08/01/21 Ser. 1993 B NPFG Insured ETM (pre-refunded)       NR/A/NR              1,104,743
    250,000  5.750%, 08/01/21 Series A FSA Insured ETM                         NR/NR/NR*               315,710
    235,000  6.550%, 08/01/10 NPFG Insured ETM                                 NR/AA/NR                246,548
    215,000  6.375%, 08/01/22 NPFG Insured Series A ETM                       NR/AA-/AAA               287,128

                                                                                               ---------------

              Total Other Revenue Bonds                                                              3,013,279
                                                                                               ---------------

              Total Revenue Bonds                                                                  118,231,387
                                                                                               ---------------

              Total Investments (cost $193,544,732-note b)                          96.7%          202,318,543


              Other assets less liabilities                                          3.3             6,911,412
                                                                                      ----           ---------

              Net Assets                                                           100.0%        $ 209,229,955
                                                                                    ======
                                                                                             =================

                                                                                      Percent of
             Portfolio Distribution By Quality Rating (unaudited)                    Investments +

             Aaa of Moody's or AAA of S&P or Fitch                                       23.9%  %
             Aa of Moody's or AA of S&P or Fitch                                         30.5%
             A of Moody's or S&P or Fitch                                                38.5%
             Baa of Moody's or BBB of S&P                                                 1.9%
             Not rated*                                                                   5.2%
                                                                                ---------------
                                                                                        100.0%  %
                                                                                ===============


             + Calculated using the highest rating of the three rating services.

             * Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a rating service.

                                           PORTFOLIO ABBREVIATIONS:

             AGC - Assured Guaranty Corp.
             AMBAC- American Municipal Bond Assurance Corp.
             CIFG -CDC IXIS Financial Guaranty
             ETM- Escrowed to Maturity
             FGIC- Financial Guaranty Insurance Co.
             FSA - Financial Security Assurance
             NPFG- National Public Finance Guarantee
             NR - Not rated

Note:  National Public Finance Guarantee formerly known as National-re.

On November 2, 2009, Assured Guaranty Ltd. the holding company for Assured Guaranty Corp. and Financial Security Assurance Inc. ("FSA") announced that pending regulatory approval, it will change the name of its subsidiary FSA to Assured Guaranty Municipal Corp. The Company also plans to change the names of the FSA companies worldwide.

                       See accompanying notes to financial
                                  statements.

                          NOTES TO FINANCIAL STATEMENTS
                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $193,523,493 amounted to $8,795,050, which consisted of aggregate gross unrealized appreciation of $8,859,102 and aggregate gross unrealized depreciation of $64,052.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the schedule of investments), used to value the Fund's net assets as of September 30, 2009:

                                                             Investments in
 Valuation Inputs                                              Securities


 Level 1 - Quoted Prices                                   $               -
 Level 2 - Other Significant Observable Inputs

 Municipal Bonds                                           $    202,318,543


 Level 3 - Significant Unobservable Inputs                 $
                                                          -------------------
 Total                                                     $    202,318,543
                                                          ===================

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 25, 2009


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 25, 2009